Investments in Unconsolidated Entities (Tables)	12 Months Ended
Mar. 31, 2021
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of investments in unconsolidated entities
	As of	As of
	March 31,	March 31,
	2021	2020
Equity investments without readily determinable fair value:
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	$137,367	$126,946
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	152,630	141,052
Equity method investment:
Nanjing Wei You Xue Information Technology Co., Ltd.		71,828
Impairment of investments in unconsolidated entities
Beijing Tianyuebowen Science and Technology Co., Ltd. (a)	(125,488)	(115,969)
Zhongtai International Education Technology (Beijing) Co., Ltd. (b)	(152,630)	(141,052)
Nanjing Wei You Xue Information Technology Co., Ltd.		(71,828)
Total	$11,879	$10,977